Annual Total Returns - Fidelity Freedom® 2010 Fund [BarChart] - 03.31 Fidelity Freedom Funds Combo PRO - Class K6-11 - Fidelity Freedom® 2010 Fund	Jul. 15, 2022
Bar Chart Table:
Annual Return, Inception Date	Jun. 07, 2017
Class K6
Bar Chart Table:
Annual Return 2018	(3.40%)
Annual Return 2019	14.46%
Annual Return 2020	11.26%
Annual Return 2021	5.65%